Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019		Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 809	[1]	£ 116
Property, plant and equipment	616		809	[1]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,125		312
Acquisition of subsidiary			329
Additions	119		513
Disposals	(74)		(23)
Revaluation	(5)
Property, plant and equipment	1,175		1,125
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(316)		(196)
Charge for the year	(309)		(140)
Disposals	68		19
Revaluation	(2)
Property, plant and equipment	(559)		(316)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	309		0
Property, plant and equipment	275		309
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	340		9
Acquisition of subsidiary			0
Additions	0		340
Disposals	0		(9)
Revaluation	0
Property, plant and equipment	340		340
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(31)		(9)
Charge for the year	(34)		(31)
Disposals	0		9
Revaluation	0
Property, plant and equipment	(65)		(31)
Laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	263		2
Property, plant and equipment	168		263
Laboratory equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	299		19
Acquisition of subsidiary			280
Additions	62		0
Disposals	(22)		0
Revaluation	0
Property, plant and equipment	339		299
Laboratory equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(36)		(17)
Charge for the year	(156)		(19)
Disposals	21		0
Revaluation	0
Property, plant and equipment	(171)		(36)
Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	237		114
Property, plant and equipment	173		237
Office and IT equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	486		284
Acquisition of subsidiary			49
Additions	57		173
Disposals	(52)		(14)
Revaluation	(5)
Property, plant and equipment	496		486
Office and IT equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(249)		(170)
Charge for the year	(119)		(90)
Disposals	47		10
Revaluation	(2)
Property, plant and equipment	£ (323)		£ (249)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’